Investments - Summary of changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Balance at beginning of year	€ 7,525	€ 7,622	€ 8,772
Acquisitions (disposals) of companies and capital increases (reductions)	142	94	676
Changes in the consolidation method (note 3)	(320)	0	(1,359)
Effect of equity accounting	702	432	(96)
Dividends distributed and reimbursements of share premium	(560)	(662)	(186)
Other global result	70	(13)	(1)
Exchange differences and other changes	56	52	(184)
Balance at end of year	7,615	7,525	7,622
Ebury Partners
Disclosure of associates [line items]
Acquisitions (disposals) of companies and capital increases (reductions)	0	0	409
Changes in the consolidation method (note 3)	(382)	0	0
Project Quasar Investments 2017, S.L.
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	0	(956)
Popular Spain Holding De Inversiones, S.L.U.
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	0	(409)
Zurich Santander Insurance América, S.L.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(160)	(230)	(80)
Caceis
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	0	(144)	0
CNP Santander
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(15)	(60)	0
Metrovacesa, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(124)	(60)	0
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(139)	(52)	(17)
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Acquisitions (disposals) of companies and capital increases (reductions)	0	0	219
Dividends distributed and reimbursements of share premium	€ (40)	€ (31)	€ (37)